Notes to the cash flow statement - Summary Of Reconciliation Of Liabilities Arising From Financing Activities Explanatory (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Notes To The Cash Flow Statement [Abstract]
Financial Liabilities Included Within Net Debt	£ 223.9	£ 229.7